Note 5 - Notes Payable (Details) - USD ($)				3 Months Ended	12 Months Ended
	Aug. 29, 2014	Nov. 05, 2012	Feb. 03, 2005	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 25, 2014
Note 5 - Notes Payable (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,500,000
Proceeds from Notes Payable					$ 2,802,545	$ 3,091,008
Payments to Acquire Loans Receivable		$ 2,000,000
Loan Receivable Basis Spread on Variable Rate		1.75%
Debt Instrument, Amendments, Withholding of Earned Commissions		15.00%
Other Long-term Investments					2,379,451	3,270,848
Puritan Financial Companies Inc [Member]
Note 5 - Notes Payable (Details) [Line Items]
Proceeds from Notes Payable		$ 2,000,000
Debt Instrument, Basis Spread on Variable Rate		0.25%
Debt Instrument, Periodic Payment		$ 15,000
Debt Instrument Collateral Common Stock Shares (in Shares)		55,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	2,000,000
Other Long-term Investments					$ 1,450,830	1,860,043
Investors Heritage Life [Member]
Note 5 - Notes Payable (Details) [Line Items]
Proceeds from Notes Payable			$ 3,650,000
Payments to Acquire Property, Plant, and Equipment			3,650,000
Repayments of Bank Debt			$ 3,000,000
Interest Expense						15,795
Interest Paid						$ 18,164
Operating Line of Credit [Member]
Note 5 - Notes Payable (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 150,000
Operating Line of Credit [Member] | Prime Rate [Member]
Note 5 - Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum				3.25%
At Need Funding, LLC [Member]
Note 5 - Notes Payable (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 1,500,000
At Need Funding, LLC [Member] | Prime Rate [Member]
Note 5 - Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum				3.50%
Minimum [Member] | Puritan Financial Companies Inc [Member]
Note 5 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment	$ 400,000